Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Taxes

10. Income Taxes

For the three and six months ended June 30, 2012, the Company’s effective income tax rates of 36.4% and 36.4%, respectively, differ from the statutory federal income tax rate primarily due to state income taxes. For the three and six months ending June 30, 2011, the Company’s effective income tax rates of 38.0% and 39.3%, respectively, differ from the statutory federal income tax rate primarily due to state income taxes and a $691 increase to income tax expense for the revaluation of the net unrealized built-in losses associated with the Tygris acquisition.

20. Income Taxes

The provision for income taxes for the years ended December 31, 2011, 2010 and 2009 consists of the following:

	2011	2010	2009
Current:
Federal	$(17,312)	$43,777	$41,858
State	1,937	3,592	4,388

Total current	(15,375)	47,369	46,246

Deferred:
Federal	46,705	8,744	(10,853)
State	(2,545)	4,860	(540)

Total deferred	44,160	13,604	(11,393)

Total income tax	$28,785	$60,973	$34,853

The Company’s actual provision for income taxes differs from the federal expected income tax provision for the years ended December 31, 2011, 2010 and 2009, as follows:

	2011		2010		2009
	Amount	Rate	Amount	Rate	Amount	Rate
Tax computed at the federal statutory rate	$28,530	35.00%	$87,456	35.00%	$30,937	35.00%
State income taxes, net of federal income tax effect	(698)	(0.86)%	6,583	2.63%	1,605	1.82%
Bargain purchase gain	—	—%	(23,820)	(9.53)%	—	—%
Revaluation of net unrealized built-in loss (NUBIL)	691	0.85%	(7,840)	(3.14)%	—	—%
Transaction costs	—	—%	143	0.06%	1,097	1.24%
Other	262	0.32%	(1,549)	(0.62)%	1,214	1.37%

Provision for Income Taxes	$28,785	35.31%	$60,973	24.40%	$34,853	39.43%

The Company recorded income taxes receivable of $7,675 and $18,774 in other assets at December 31, 2011 and 2010, respectively.

The components of the Company’s deferred tax assets and liabilities in the consolidated balance sheets as of December 31, 2011 and 2010 are as follows:

	2011	2010
Deferred tax assets
Federal net operating loss carryforwards	$73,240	$74,679
State net operating loss carryforwards	7,683	7,072
Interest rate swaps	55,632	14,377
Credit and other reserves	38,397	25,565
Allowance for loan losses	29,356	34,061
Purchase accounting	24,793	58,664
FDIC clawback liability	16,360	13,745
Nonaccrual interest on loans	10,307	8,150
Available for sale securities	9,831	—
Security and loan valuations	6,874	11,955
Share-based compensation	5,800	4,559
Other	8,330	8,882

Total deferred tax assets	286,603	261,709
Valuation allowance	(3,904)	(3,893)

Total deferred tax assets, net of valuation allowance	282,699	257,816
Deferred tax liabilities
Equipment leases	58,969	34,833
Mortgage servicing rights	47,809	53,009
Fixed assets	5,169	3,428
Deferred tax gain	4,465	5,403
Purchase accounting	2,777	6,626
Available for sale securities	—	11,365
Other	11,876	9,827

Total deferred tax liabilities	131,065	124,491

Net deferred tax assets	$151,634	$133,325

Recognition of deferred tax assets is based on management’s belief that it is more likely than not the tax benefit associated with temporary differences, operating loss carryforwards and tax credit carryforwards will be utilized. A valuation allowance is recorded for those deferred tax assets for which it is more likely than not that realization will not occur.

At December 31, 2011, the Company has a deferred tax asset of $73,240 attributable to federal operating loss carryforwards. The federal operating loss carryforward is attributable to the Tygris acquisition and is subject to an annual limitation. These federal operating losses are set to expire in 2030. A valuation allowance is not warranted for the federal operating loss carryforwards due to the Company’s positive earnings history and the expectation that that losses will be utilized before expiration. Additionally, it is not anticipated that any future ownership changes would have an impact on the utilization of the federal operating loss carryforwards.

At December 31, 2011, the Company has a gross deferred tax asset of $7,683 attributable to state operating loss carryforwards. Management does not believe that it can realize all of its state net operating loss carryforwards. Accordingly, a valuation allowance of $3,904 has been established for state net operating loss carryforwards.

Deferred tax expense does not include the change in the Company’s net deferred tax assets associated with the tax effects of other comprehensive income adjustments. The Company’s net deferred tax assets increased $62,469 for other comprehensive income adjustments.

A reconciliation of the beginning and ending unrecognized tax benefits as of December 31, 2011, 2010 and 2009 is as follows:

	2011	2010	2009
Balance, beginning of year	$5,197	$346	$216
Additions based on tax positions related to the current year	1,268	—	—
Additions for tax positions of prior years	—	4,851	130
Reductions for lapse of statute of limitations	(2,279)	—	—

Balance, end of year	$4,186	$5,197	$346

As of December 31, 2011, 2010 and 2009, the balance of unrecognized tax benefits, if recognized, that would reduce the effective tax rate was $1,170, $346 and $346, respectively. Included in the unrecognized tax benefits are some items whose recognition would not impact the effective tax rate, such as the tax effect of temporary differences and the portion of gross state unrecognized tax benefits that would be offset by the federal tax effect. It is reasonably possible that the unrecognized tax benefits balance will decline by as much as $1,400 within the next twelve months.

The Company classifies interest and penalties on uncertain tax positions as a component of general and administrative expenses. The Company’s accrued interest and penalties on unrecognized tax benefits was $785 and $860 as of December 31, 2011 and 2010, respectively. Accrued interest and penalties are included in accounts payable and accrued liabilities in the Company’s consolidated balance sheets.

The Company is subject to periodic review by federal and state taxing authorities in the ordinary course of business. With few exceptions, the Company is no longer subject to examination by these taxing authorities for years prior to 2008.